Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

December 31, 2019 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	912	512	56	456
Other	5	5	—	—
	917	517	56	456

December 31, 2018 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	790	440	60	410
Other	5	5	—	—
	795	445	60	410